Condensed Consolidated Statements of Operations (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 277,786	$ 242,527	$ 527,497	$ 482,603	$ 965,973	$ 946,126	$ 948,469
Cost of sales (exclusive of amortization of intangible assets of $9,785 and $19,143 for the three and six months ended July 2, 2011 and $9,062 and $17,981 for the three and six months ended July 3, 2010, respectively)	111,090	84,565	204,246	171,919	345,270	338,719	350,177
Gross profit	166,696	157,962	323,251	310,684	620,703	607,407	598,292
Operating expenses:
Selling, general and administrative	128,843	116,862	245,907	227,388	432,261	420,758	439,059
Research and development	6,101	5,460	13,244	11,031	21,892	23,540	26,938
Amortization of intangible assets	24,509	19,671	44,938	38,725	77,523	84,252	98,954
Total operating expenses	159,453	141,993	304,089	277,144	532,823	528,550	564,951
Operating income	7,243	15,969	19,162	33,540	87,880	78,857	33,341
Other income (expense):
Interest expense	(42,429)	(37,188)	(83,556)	(77,627)	(155,181)	(157,032)	(173,162)
Interest income	53	60	163	140	310	1,033	1,662
Loss on modification of debt			(2,065)	(1,096)	(19,798)
Other income (expense), net	1,681	(2,837)	4,453	(2,521)	859	6,073	(9,205)
Total other income (expense)	(40,695)	(39,965)	(81,005)	(81,104)	(173,810)	(149,926)	(180,705)
Loss before income taxes	(33,452)	(23,996)	(61,843)	(47,564)	(85,930)	(71,069)	(147,364)
Income tax benefit	14,492	24,560	21,959	14,792	34,255	21,678	49,681
Net (loss) income	(18,960)	564	(39,884)	(32,772)	(51,675)	(49,710)	(96,737)
Net income attributable to noncontrolling interests	(295)	(321)	(610)	(643)	(857)	(723)	(1,049)
Net (loss) income attributable to DJO Finance LLC	$ (19,255)	$ 243	$ (40,494)	$ (33,415)	$ (52,532)	$ (50,433)	$ (97,786)